Capital transactions (Details Textuals 3) (USD $)	12 Months Ended		0 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Nov. 12, 2010 Warrant	Feb. 05, 2010 Warrant	Jul. 31, 2010 Warrant	Mar. 31, 2011 Warrant	Jun. 30, 2011 Warrant	Jun. 30, 2012 Warrant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Company issued warrants exercisable		(219,756)	1,000	4,039,636		218,756
Existing warrants exercisable outstanding				36,973
Granted callable warrants exercisable (in shares)		50,000			50,000
Exercise price warrant (in dollars per share)			$ 6.00			$ 6.00
Existing exercise price warrant (in dollars per share)						20.00
Modified exercise price warrant (in dollars per share)						$ 15.00
Fair value of warrants							$ 325,285
Fair value warrants on the exercise			6,438			2,050,060
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	3,917,704							3,906,853
Warrants liability	716,648	5,569,047					5,569,047	716,648
Decrease in fair value of warrants	4,852,399
Restricted common stock issued of for consulting services, value	$ 150,000
Restricted common stock issued of for consulting services	30,424